EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Components of Change in Net Gains (Losses) on Equity Securities
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Unrealized gains (losses) on equity securities	$474	$359	$17
Net gains (losses) on equity securities sold	169	13	(28)
Net gains (losses) on equity securities	$643	$372	$(11)
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF DEC. 31	2024	2023
Consumer goods	5%	6%
Education	7%	—%
Energy and utilities	5%	16%
Finance	62%	44%
Healthcare	3%	22%
Industrials	7%	2%
Information technology	10%	7%
Other	1%	3%
Total	100%	100%